Capital Stock (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuances
The Company had reserved the following number of shares of common stock for the exercise of outstanding stock options, future issuance of stock-based awards, and conversion of outstanding shares of convertible preferred stock:

	December 31, 2023	December 31, 2022
Shares of series A convertible preferred stock	—	8,070,027
Shares of series B convertible preferred stock	—	5,489,573
Options to purchase shares of common stock under the 2021 Plan and 2023 Plan	2,415,740	1,916,194
Shares available for issuance under the 2021 Plan and 2023 Plan	2,293,816	1,000,519
Shares available for issuance under the 2023 ESPP	238,600	—

Total shares of common stock reserved for future issuance	4,948,156	16,476,313